Income Taxes (Details Narrative) (10K)	12 Months Ended
Dec. 31, 2016 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carry forwards for federal and state tax	$ 7,900,000
Operating loss carry forwards expiration years	2036
Valuation allowance decreased approximately	$ 6,100,000